Financial Instruments - Concentration of Credit Risk (Table) (Details) - Customer Concentration Risk [Member] - Revenues [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BP Gas Marketing Limited ("BP") [Member]
Product Information [Line Items]
Concentration risk	22.00%	33.00%	45.00%
Cheniere Marketing International LLP ("Cheniere") [Member]
Product Information [Line Items]
Concentration risk	16.00%	25.00%	28.00%
Hapag-Lloyd Aktiengesellschaft (Hapag-Lloyd) [Member]
Product Information [Line Items]
Concentration risk	10.00%	10.00%
Hartree Partners Power & Gas Company (UK) Limited ("Hartree") [Member]
Product Information [Line Items]
Concentration risk	12.00%	16.00%
Engie Energy Marketing Singapore Pte Ltd ("Engie") [Member]
Product Information [Line Items]
Concentration risk	10.00%	11.00%	14.00%
Quatar Energy Trading LLC (Quatar Energy Trading) [Member]
Product Information [Line Items]
Concentration risk	12.00%	10.00%